COMMITMENTS AND CONTINGENCIES - Las Conchas Fire (Details) - Damages from fire			1 Months Ended	12 Months Ended
	Oct. 28, 2015 USD ($)	Jun. 10, 2013 USD ($)	Jun. 30, 2011 plaintiff	Dec. 31, 2015 USD ($)
Litigation information
Number of plaintiff groups | plaintiff			6
Pending litigation
Litigation information
Liability insurance coverage				$ 100,000,000
Pending litigation | JMEC
Litigation information
Percentage negligent	$ 75
Pending litigation | Tri-State
Litigation information
Percentage negligent	20
Pending litigation | United States Forest Service
Litigation information
Percentage negligent	$ 5
Jemez Pueblo
Litigation information
Damages sought		$ 34,400,000
Pueblo de Cochiti
Litigation information
Damages sought		$ 23,900,000